Institutional, P, Administrative, D | AllianzGI Opportunity Fund
AllianzGI Opportunity Fund
Investment Objective
The Fund seeks capital appreciation; no consideration is given to income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Institutional, P, Administrative, D AllianzGI Opportunity Fund		Institutional	P	Administrative	D
Management Fees		0.95%	1.05%	0.95%	1.05%
Distribution and/or Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		0.97%	1.07%	1.22%	1.32%
Expense Reductions	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	0.92%	1.02%	1.17%	1.27%
[1]	Effective November 1, 2013, AGIFM has contractually agreed to observe, through October 31, 2014, an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Institutional, P, Administrative, D AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	94	304	531	1,185
P	104	335	585	1,301
Administrative	119	382	666	1,473
D	129	413	719	1,586

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2013 was 191%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 65% of its assets in common stocks of small-cap companies with market capitalizations comparable to those of companies included in the Russell 2000 Index (between $23 million to $5.8 billion as of June 30, 2013). The portfolio managers apply a systematic approach to individual stock selection and portfolio optimization. The portfolio managers utilize a quantitative process to focus on stocks of companies that exhibit positive change, sustainability, and timely market recognition. The investment process begins by assigning each of the approximately 2,000 stocks that the portfolio managers consider to constitute the U.S. small-cap universe a score from the team’s “alpha” model, which seeks to rank issuers on their potential to generate returns in excess of broader market movements. Quantitative factors in the “alpha” model are grouped into three broad categories: positive change, sustainability and timeliness. The portfolio managers then use a risk model and optimization program to create a portfolio that balances alpha (the stocks with the strongest alpha scores) and risk expectations. The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, if the Fund’s investment in an industry becomes significantly overweight relative to its benchmark, or when a more attractive investment candidate is available. The Fund may invest in securities issued in initial public offerings (IPOs) and up to 15% of its assets in non-U.S. securities (without limit in American Depositary Receipts (ADRs)).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first four risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class P, Administrative Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/13-6/30/13	9.45%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest 04/01/2009-06/30/2009	35.28%

Lowest 10/01/2008-12/31/2008	-28.88%

Average Annual Total Returns (for periods ended 12/31/12)
Average Annual Returns Institutional, P, Administrative, D AllianzGI Opportunity Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Fund Inception	Average Annual Returns, Inception Date
Institutional		5.64%	(0.73%)	9.08%	11.39%	Feb. 24, 1984
P		5.60%	(0.83%)	8.97%	11.28%	Feb. 24, 1984
Administrative		5.40%	(0.97%)	8.81%	11.14%	Feb. 24, 1984
D		5.30%	(1.08%)	8.67%	11.02%	Feb. 24, 1984
After Taxes on Distributions Institutional		5.06%	(0.94%)	8.56%	9.18%
After Taxes on Distributions and Sale of Fund Shares Institutional		4.39%	(0.63%)	7.91%	9.14%
Russell 2000 Index	[1]	16.35%	3.56%	9.72%	9.27%	Feb. 24, 1984
Russell 2000 Growth Index		14.59%	3.49%	9.80%	7.17%	Feb. 24, 1984
Lipper Small-Cap Growth Funds Average		13.09%	2.49%	8.97%	9.76%	Feb. 24, 1984
[1]	The Russell 2000 Index replaced the Russell 2000 Growth Index as the Fund's primary benchmark as of April 8, 2013 to reflect certain changes to the Fund's investment strategy.

    After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.